JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
March 2, 2020
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of the
Funds listed in Appendix A (the “Funds”)
File No. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, please accept this letter as certification that the prospectuses and Statement of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statement of Additional Information contained in the Post-Effective Amendment No. 607 (Amendment No. 608 under the Investment Company Act of 1940) filed electronically on February 25, 2020.
Please contact the undersigned at (212) 270-6803 if you have any questions.
Very truly yours,
/s/ Zachary E. Vonnegut Gabovitch

Zachary E. Vonnegut Gabovitch
Assistant Secretary

APPENDIX A
J.P. Morgan International Equity Funds
JPMorgan Emerging Markets Equity Fund
JPMorgan Europe Dynamic Fund
JPMorgan Global Research Enhanced Index Fund
JPMorgan International Advantage Fund
JPMorgan International Equity Fund
JPMorgan International Unconstrained Equity Fund
JPMorgan International Value Fund